RELATED PARTY TRANSACTIONS (Details Narrative)			12 Months Ended
	Apr. 08, 2024 USD ($)	Dec. 22, 2022 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Dec. 01, 2022 USD ($)	Dec. 01, 2022 HKD ($)	Sep. 30, 2022 USD ($)
Related Party Transaction [Line Items]
Annual interest at a rate						2.80%	2.80%
Loan repaid	$ 218,109
Principal amount			$ 384,615		$ 220,459			$ 388,112
Revolving Credit Facility [Member] | Expiration One [Member]
Related Party Transaction [Line Items]
Principal amount				$ 7,000,000
Expiration date			Mar. 27, 2026
Revolving Credit Facility [Member] | Expiration Two [Member]
Related Party Transaction [Line Items]
Principal amount				$ 3,000,000
Expiration date			Apr. 28, 2027
Asia International Securities Exchange Co., Limited [Member] | Loan and Sale and Purchase Agreement [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		21.00%
Maximum [Member]
Related Party Transaction [Line Items]
Annual interest at a rate			5.375%	5.375%	5.375%			5.375%
Sin Yuk Hung [Member]
Related Party Transaction [Line Items]
Loan advance to related party					$ 218,109
Sin Yuk Hung [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Loan advance to related party						$ 256,410	$ 2,000,000
Asia International Securities Exchange Co., Limited [Member]
Related Party Transaction [Line Items]
Loans payable			$ 2,430,691		$ 935,107
Asia International Securities Exchange Co., Limited [Member] | Loan and Sale and Purchase Agreement [Member]
Related Party Transaction [Line Items]
Proposed IPO		$ 2,000,000
Loans payable		$ 2,430,691
Loan and sale and purchase agreement		AISE subsequently disposed of 4.5% to a third party shortly after the acquisition of the 21% shareholding and it remains as a 16.5% shareholder of the Company before IPO.
Asia International Securities Exchange Co., Limited [Member] | Loan and Sale and Purchase Agreement [Member] | IPO [Member]
Related Party Transaction [Line Items]
Ipo expenses		$ 2,000,000